Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives	12 Months Ended
Jun. 30, 2023
Building [Member]
Schedule of Estimated Useful Lives [Abstract]
Estimated useful life	20 years
Office equipment [Member] | Minimum [Member]
Schedule of Estimated Useful Lives [Abstract]
Estimated useful life	3 years
Office equipment [Member] | Maximum [Member]
Schedule of Estimated Useful Lives [Abstract]
Estimated useful life	5 years
Motor vehicles [Member]
Schedule of Estimated Useful Lives [Abstract]
Estimated useful life	10 years
Leasehold improvement [Member]
Schedule of Estimated Useful Lives [Abstract]
Estimated useful life	Shorter of useful life or lease term